Note 15 - Earnings Per Share	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the six
-month periods ended
June 30, 2018
and
2019,
amounted to
$14,782
and
$15,548,
respectively.

	Six-month period ended June 30,
	2018	2019
	Basic EPS	Basic EPS
Net income	$33,467	$27,136
Less: paid and accrued earnings allocated to Preferred Stock	(14,782)	(15,547)
Net income available to common stockholders	18,685	11,589
Weighted average number of common shares, basic	109,340,800	113,540,975
Weighted average number of common shares, diluted	109,340,800	116,490,307
Earnings per common share, basic and diluted	$0.17	$0.10